Cash and cash equivalents	12 Months Ended
Mar. 31, 2023
Text Blocks Abstract
Cash and cash equivalents

11. Cash and cash equivalents

	As at March 31,
	2021		2022		2023
Cash and bank balances	₹	68,842	₹	61,882	₹	60,417
Demand deposits with banks (1)		100,951		41,954		31,463
	₹	169,793	₹	103,836	₹	91,880

(1)
These deposits can be withdrawn by the Company at any time without prior notice and without any penalty on the principal.

Cash and cash equivalents consist of the following for the purpose of the statement of cash flows:

	As at March 31,
	2021		2022		2023
Cash and cash equivalents	₹	169,793	₹	103,836	₹	91,880
Bank overdrafts		(130)		(3)		(19)
	₹	169,663	₹	103,833	₹	91,861